Long-term debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-term debt
Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		2019	2018
Senior unsecured revolving credit facilities (a)	—	2023-2024	N/A		$141,577	$97,000
Senior unsecured bank credit facilities (b)	—	2020	N/A		75,000	321,807
Commercial paper (c)	—	2020	N/A		218,000	6,000
U.S. dollar borrowings
Senior unsecured notes	4.09%	2020-2047		$1,225,000	1,219,579	1,218,680
Senior unsecured utility notes	6.00%	2020-2035		$217,000	233,686	240,161
Senior secured utility bonds	4.75%	2020-2044		$662,500	672,337	676,697
Canadian dollar borrowings
Senior unsecured notes (d)	4.48%	2021-2029	C$	950,669	728,679	474,764
Senior secured project notes	10.22%	2020-2027	C$	28,503	21,961	22,915
					$3,310,819	$3,058,024
Subordinated U.S. dollar borrowings
Subordinated unsecured notes (e)	6.50%	2078-2079		$637,500	621,049	278,771
					$3,931,868	$3,336,795
Less: current portion					(225,013)	(13,048)
					$3,706,855	$3,323,747
Short-term obligations of $377,015 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.

9.	Long-term debt (continued)
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.
Recent financing activities:

(a)	Senior unsecured revolving credit facilities
On October 24, 2019, the Company entered into a new $75,000 uncommitted bilateral letter of credit facility. The facility matures on October 24, 2020.
On July 12, 2019, the Company entered into a new $500,000 senior unsecured revolving bank credit facility that matures July 12, 2024. The interest rate is equal to the bankers' acceptance or LIBOR plus a credit spread. The existing C$165,000 credit facility was canceled.
On February 23, 2018, the Regulated Services Group increased commitments under its credit facility to $500,000 and extended the maturity to February 23, 2023. Concurrent with this amendment, the Regulated Services Group closed Empire's credit facility. The Regulated Services Group's credit facility will now be used as a backstop for Empire's commercial paper program and as a source of liquidity for Empire.
During 2018, the Renewable Energy Group extended the maturity of its senior unsecured revolving bank credit facility from October 6, 2022 to October 6, 2023. On February 16, 2018, the Renewable Energy Group increased availability under its revolving letter of credit facility to $200,000 and extended the maturity to January 31, 2021. Subsequent to year-end, on February 24, 2020, the Renewable Energy Group increased its uncommitted Renewable Energy LC Facility to $350,000 and extended the maturity to June 30, 2021.

(b)	Senior unsecured bank credit facilities
On June 27, 2019, the Regulated Services Group extended the maturity of its $135,000 term loan to July 6, 2020. During the year, the Company repaid $60,000 of the facility.
On March 7, 2018, the Company drew $600,000 under a new term credit facility. The balance was repaid in 2018 except for a balance of $186,807, which was repaid on May 23, 2019.

(c)	Commercial paper
On July 1, 2019, the Regulated Services Group established a new $500,000 commercial paper program. The amounts drawn at any time under this program may have maturities up to 270 days from the date of issuance and are expected to be replaced with new commercial paper upon maturity. This program is backstopped by the Regulated Services Group's bank credit facility.

(d)	Canadian dollar senior unsecured notes
Subsequent to year-end, on February 14, 2020, the Regulated Services Group issued C$200,000 senior unsecured debentures bearing interest at 3.315% with a maturity date of February 14, 2050. The debentures are redeemable at the option of the Company at any time at a predetermined price.
On January 29, 2019, the Renewable Energy Group issued C$300,000 senior unsecured notes bearing interest at 4.60% with a maturity date of January 29, 2029. The notes were sold at a price of C$99.952 per C$100.00 principal amount. Concurrent with the financing, the Renewable Energy Group unwound and settled the related forward-starting interest rate swap on a notional bond of C$135,000 (note 24(b)(ii)).
On July 25, 2018, the Company repaid, upon its maturity, a C$135,000 unsecured note.
(e)Subordinated unsecured notes
On May 23, 2019, the Company issued $350,000 unsecured, 6.20% fixed-to-floating subordinated notes ("subordinated notes") maturing on July 1, 2079. Concurrent with the offering, the Company entered into a cross-currency swap to convert the U.S. dollar denominated coupon and principal payments from the offering into Canadian dollars.

9.	Long-term debt (continued)
(e)Subordinated unsecured notes (continued)
Beginning on July 1, 2024, and on every quarter thereafter that the subordinated notes are outstanding (the "interest reset date") until July 1, 2029, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 4.01%, payable in arrears. In September 2019, the Company entered into forward-starting interest rate swaps to convert its variable interest rate to fixed for the period of July 1, 2024 to July 1, 2029 (note 24(b)(ii)). Beginning on July 1, 2029, and on every interest reset date until July 1, 2049, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 4.26%, payable in arrears. Beginning on July 1, 2049, and on every interest reset date until July 1, 2079, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 5.01%, payable in arrears.
The Company may elect, at its sole option, to defer the interest payable on the subordinated notes on one or more occasions for up to five consecutive years. Deferred interest will accrue, compounding on each subsequent interest payment date, until paid. Additionally, on or after July 1, 2024, the Company may, at its option, redeem the subordinated notes, at a redemption price equal to 100% of the principal amount, together with accrued and unpaid interest.
On October 17, 2018, the Company completed the issuance of $287,500 unsecured, 6.875% fixed-to-floating subordinated notes (“subordinated notes”) maturing on October 17, 2078. Beginning on October 17, 2023, and on every quarter thereafter that the subordinated notes are outstanding (the "interest reset date") until October 17, 2028, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 3.677%, payable in arrears. Beginning on October 17, 2028, and on every interest reset date until October 17, 2043, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 3.927%, payable in arrears. Beginning on October 17, 2043, and on every interest reset date until October 17, 2078, the subordinated notes will be reset at an interest rate of the three-month LIBOR plus 4.677%, payable in arrears.
The Company may elect, at its sole option, to defer the interest payable on the subordinated notes on one or more occasions for up to five consecutive years. Deferred interest will accrue, compounding on each subsequent interest payment date, until paid. Additionally, on or after October 17, 2023, the Company may, at its option, redeem the subordinated notes, at a redemption price equal to 100% of the principal amount, together with accrued and unpaid interest.
As of December 31, 2019, the Company had accrued $44,229 in interest expense (2018 - $33,822). Interest expense on the long-term debt, net of capitalized interest, in 2019 was $175,664 (2018 - $146,310).
Principal payments due in the next five years and thereafter are as follows:

2020	2021	2022	2023	2024	Thereafter	Total
$602,028	$117,513	$351,227	$97,478	$215,743	$2,547,916	$3,931,905